780 NORTH WATER STREET MILWAUKEE, WISCONSIN 53202-3590 Tel 414-273-3500 Fax 414-273-5198 www.GKLAW.COM

Direct: 414-287-9603 Email: lbautista@gklaw.com

May 1, 2015

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:

BMO Funds, Inc.
(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

On behalf of BMO Funds, Inc. (the “Company”), in lieu of filing the form of Prospectus and Statement of Additional Information for the Company pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 107 to the Company’s Registration Statement on Form N-1A.  Post-Effective Amendment No. 107 was filed electronically via EDGAR on April 28, 2015.

If you have any questions regarding this letter, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Laura A. Bautista

Laura A. Bautista

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN AND WASHINGTON, D.C.

GODFREY & KAHN, S.C. IS A MEMBER OF TERRALEX®, A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.